Commitments and Contingencies	12 Months Ended
May 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices, classroom and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2017:

US$
Years ended May 31:
2018	204,996
2019	185,059
2020	157,333
2021	123,894
2022	83,329
Thereafter	88,611

843,222

Rent expense for the years ended May 31, 2015, 2016 and 2017 related to all cancelable and non-cancelable leases were US$157,523, US$173,797 and US$199,329, respectively.

Capital commitments

As of May 31, 2017, future minimum capital commitments under non-cancelable construction and investments were as follows:

US$
Capital commitment for the purchase of property and equipment	3,359
Capital commitment for leasehold improvements	16,338
Capital commitment for investments	10,064

29,761

Contingent liabilities

The Group has been named in a number of lawsuits arising in its ordinary course of business. Although the outcome of those lawsuits are uncertain, the Group does not believe the possibility of loss is probable. The Group is unable to estimate a range of loss, if any, that could result if there would be an adverse decision, as such, and the Group has not accrued any liabilities.